Long-term debt - Summary of Interest Expense Net (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Interest Expense [Abstract]
Interest expense on debt, net of capitalized interest	$ 53.3	$ 66.6
Interest expense on capital leases	101.5	98.0
Amortization of deferred financing costs and fees	10.1	5.8
Interest income on Promissory Notes	0.0	(1.0)
Total	$ 164.9	$ 169.4